CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	¥ 14,305,958	¥ 7,867,659
Restricted cash - current assets	130,295	67,419
Restricted cash - non-current assets	4,774	158,452
Cash and cash equivalents and restricted cash of continuing operations at end of year	¥ 14,441,027	¥ 8,093,530	¥ 7,497,322